Concentrations (Details Narrative)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Sales Revenue, Net [Member]
Concentration risk percentage	64.90%	63.60%	60.10%	57.60%	56.90%	37.30%
Customer [Member]
Concentration risk percentage			10.00%		10.00%